Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities
Other Current Liabilities

(22)Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Salaries payable	129,519	132,755
Other payables	649	427
Deferred income	4,284	441
Advances received	9,945	6,563

Other current liabilities	144,397	140,186